RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jan. 02, 2022
Related Party [Abstract]
Disclosure of transactions between related parties	The amount for compensation expense recognized in net earnings for key management personnel, including amounts for an executive who retired during fiscal 2021, was as follows:

	2021	2020

Short-term employee benefits	$12,296	$7,754
Post-employment benefits	907	170
Share-based payments	30,460	1,721
	$43,663	$9,645

The amounts included in accounts payable and accrued liabilities for share-based compensation awards to key management personnel were as follows:

	January 2, 2022	January 3, 2021

DSUs	$13,280	$8,433